Income Taxes - Schedule of Not Recognized Deferred Income Tax Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loss carryforwards [Member]
Schedule of Not Recognized Deferred Income Tax Assets [Line Items]
Unrecognized deferred income tax assets	$ 658	$ 390
Investment tax credits [Member]
Schedule of Not Recognized Deferred Income Tax Assets [Line Items]
Unrecognized deferred income tax assets	1,481	1,481
Foreign tax credits [Member]
Schedule of Not Recognized Deferred Income Tax Assets [Line Items]
Unrecognized deferred income tax assets	268	268
Mineral properties [Member]
Schedule of Not Recognized Deferred Income Tax Assets [Line Items]
Unrecognized deferred income tax assets	518	842
Other [Member]
Schedule of Not Recognized Deferred Income Tax Assets [Line Items]
Unrecognized deferred income tax assets	$ 4,307	$ 7,855